Gain (loss) on financial instruments, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) on financial instruments, net
12.    Gain (loss) on financial instruments, net
The amounts that were recognized in profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2023	2022	2021
Gain (loss) on derivative financial instruments and foreign currency exchange, net	3,813	(1,920)	(1,870)
Unrealized gain on financial instruments at FVTPL	—	—	227
Realized gain on financial instruments at FVTPL	—	510	—
(Loss) gain on sale of financial instruments at amortized cost	(3,858)	—	333
Realized gain on financial instruments at FVOCI	—	—	14
	(45)	(1,410)	(1,296)